Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income And Social Contribution Taxes
Schedule of Income Tax and Social Contribution Tax Recoverable

The income tax and social contribution balances refer to credits from previous years' tax returns, withholdings made in the current year and prepayments that will be offset against federal taxes payable to be determined at the end of the fiscal year or in subsequent periods.

	Dec. 31, 2024	Dec. 31, 2023
Income tax	510	594
Social contribution tax	89	262
	589	856

Current	7	411
Non-current	582	445

Schedule of Income Tax and Social Contribution Tax Payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Income method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Income method, in which payments are made quarterly.

	Dec. 31, 2024	Dec. 31, 2023
Current
Income tax	119	71
Social contribution tax	44	40
	163	111

Schedule of Deferred Income Tax and Social Contribution Tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	Dec. 31, 2023	Profit and loss	Comprehensive income	Others	Dec. 31, 2024
Deferred tax assets
Tax loss carryforwards	1,219	(263)	-	-	956
Provisions for contingencies	723	(104)	-	-	619
Impairment on investments	57	(40)	-	-	17
Provision related to the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis	88	(88)	-	-	-
Provision for income sharing payments	48	(18)	-	-	30
Post-employment obligations	1,812	47	(394)	-	1,465
Provision for expected credit losses	326	24	-	-	350
Onerous concession	12	-	-	-	12
Rights of use	126	8	-	-	134
Others	13	5	-	-	18
Total	4,424	(429)	(394)	-	3,601

Deferred tax liabilities
Deemed cost	(155)	8	-	-	(147)
Acquisition costs of equity interests	(439)	100	-	-	(339)
Borrowing costs capitalized	(182)	(17)	-	-	(199)
Adjustment to expectation of cash flow – Concession assets	(334)	(53)	-	-	(387)
Revenues arising from transmission contract asset	(931)	(469)	-	-	(1,400)
Adjustment to fair value: Swap/Loss	(126)	125	-	-	(1)
Reimbursement of costs – GSF	(229)	45	-	-	(184)
Lease liabilities	(127)	8	-	-	(119)
Others	32	(62)	-	(5)	(35)
Total	(2,491)	(315)	-	(5)	(2,811)
Total, net	1,933	(744)	(394)	(5)	790

Total assets	3,045				2,334
Total liabilities	(1,112)				(1,543)

	Dec. 31, 2022	Profit and loss	Comprehensive income	Others	Dec. 31, 2023
Deferred tax assets
Tax loss carryforwards	987	232	-	-	1,219
Provisions for contingencies	602	121	-	-	723
Impairment on investments	56	1	-	-	57
Fair value of derivative financial instruments (PUT SAAG)	229	(229)	-	-	-
Provision related to the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis	598	(510)	-	-	88
Provision for income sharing payments	30	18	-	-	48
Post-employment obligations	1,852	79	(119)	-	1,812
Provision for expected credit losses	319	7	-	-	326
Onerous concession	12	-	-	-	12
Right of use	117	9	-	-	126
Others	17	(10)	-	6	13
Total	4,819	(282)	(119)	6	4,424

Deferred tax liabilities
Deemed cost	(156)	1	-	-	(155)
Acquisition costs of equity interests	(456)	17	-	-	(439)
Borrowing costs capitalized	(170)	(12)	-	-	(182)
Adjustment to expectation of cash flow – Concession assets	(263)	(71)	-	-	(334)
Revenues arising from transmission contract asset	(940)	9	-	-	(931)
Adjustment to fair value: Swap/Loss	(210)	84	-	-	(126)
Reimbursement of costs – GSF	(274)	45	-	-	(229)
Lease liabilities	(108)	(19)	-	-	(127)
Others	(54)	86	-	-	32
Total	(2,631)	140	-	-	(2,491)
Total, net	2,188	(142)	(119)	6	1,933

Total assets	3,120				3,045
Total liabilities	(932)				(1,112)

Schedule of Estimated Balance of Deferred Tax Asset

On the basis of the individual estimates of the Company and its subsidiaries, future taxable profits enable the Deferred tax asset existing on December 31, 2024 to be realized, as follows:

2025	528
2026	451
2027	414
2028	440
2029 to 2031	891
2032 to 2034	877
3,601

Schedule of Reconciliation of Income Tax and Social Contribution Tax Effective Rate

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the statement of income:

	2024	2023	2022
Profit before income tax and social contribution tax	9,358	6,851	4,121
Income tax and social contribution tax – nominal expense (34%)	(3,182)	(2,329)	(1,401)
Tax effects applicable to:
Gain in subsidiaries by equity method	66	93	182
Tax incentives	166	89	62
Effects from subsidiaries taxed based on gross revenues	95	92	97
Non-deductible penalties	(78)	(95)	(45)
Interest on own capital	629	950	722
Estimated losses on doubtful accounts receivable from related parties	-	-	234
Realization of goodwill	-	-	108
Monetary update on tax overpayments	29	101	-
Others	36	15	15
Income tax and Social Contribution – effective gain (expense)	(2,239)	(1,084)	(26)
Current tax	(1,495)	(943)	(950)
Deferred tax	(744)	(141)	924
	(2,239)	(1,084)	(26)
Effective rate	23.93%	15.82%	0.63%